Disaggregated Revenues	12 Months Ended
Mar. 31, 2026
Schedule of Disaggregated Revenues [Abstract]
Disaggregated Revenues

12. DISAGGREGATED REVENUES

Disaggregated revenues by major categories and timing of revenue recognition for the years ended March 31, 2026, 2025 and 2024 are disclosed in the table below:

	Years ended March 31,
	2026	2025	2024
	US$	US$	US$
Over time:
– Beauty, wellness and postpartum service	4,508,504	5,967,277	5,813,814
– Franchise	6,407	—	—
Subtotal – over time	4,514,911	5,967,277	5,813,814

Point in time:
– Sales of products	163,380	207,766	88,992
– Franchise	129,422	46,708	—
– Consultancy services	—	—	112,569
Subtotal – point in time	292,802	254,474	201,561
Total Revenue	4,807,713	6,221,751	6,015,375